Fair Value Disclosures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Assets
Commercial mortgage loans on real estate	$ 499,814	$ 562,368
Policy loans	11,663	12,461
Total
Financial Assets
Commercial mortgage loans on real estate	569,754	632,820
Policy loans	11,663	12,461
Other investment	944
Total financial assets	582,361	645,281
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	255,472	250,660
Obligation under securities agreement	42,941	42,229
Total financial liabilities	298,413	292,889
Level 1
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	11,663	12,461
Other investment	0
Total financial assets	11,663	12,461
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	42,941	42,229
Total financial liabilities	42,941	42,229
Level 2
Financial Assets
Commercial mortgage loans on real estate	0	0
Policy loans	0	0
Other investment	0
Total financial assets	0	0
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	0	0
Obligation under securities agreement	0	0
Total financial liabilities	0	0
Level 3
Financial Assets
Commercial mortgage loans on real estate	569,754	632,820
Policy loans	0	0
Other investment	944
Total financial assets	570,698	632,820
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	255,472	250,660
Obligation under securities agreement	0	0
Total financial liabilities	255,472	250,660
Carrying Value
Financial Assets
Commercial mortgage loans on real estate	499,814	562,368
Policy loans	11,663	12,461
Other investment	944
Total financial assets	512,421	574,829
Financial Liabilities
Policy reserves under investment products (Individual and group annuities, subject to discretionary withdrawal)	227,240	236,508
Obligation under securities agreement	42,941	42,229
Total financial liabilities	$ 270,181	$ 278,737